Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Chief Executive Officer (PEO) Pay Versus Performance Table

Year	Summary Compensation Table Total for Michael R. Matacunas	Summary Compensation Table Total for Kori G. Belzer	Compensation Actually Paid (3) to Michael R. Matacunas	Compensation Actually Paid (3) to Kori G. Belzer	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid (3) to Non-PEO NEOs	Total Shareholder Return	Company’s Net Income
2022	$612,613	N/A	$749,718	N/A	$415,344	$384,882	113.04	$2,126,000
2021	$304,086 (1)	$60,112 (2)	$722,932 (1)	50,878 (2)	$348,448	$324,647	106.96	$2,000,000

(1) Ms. Kori Belzer was acting Chief Executive Officer of SGRP through February, 2021.

(2) Mr. Michael R. Matacunas became Chief Executive Office of SGRP on February 22, 2021.

(3) Amount includes non-cash compensation respecting certain stock-based awards adjusted for changes in equity award values.

Non-PEO NEO Average Total Compensation Amount	$ 415,344	$ 348,448
Non-PEO NEO Average Compensation Actually Paid Amount	384,882	324,647
Total Shareholder Return Amount	$ 113.04	$ 106.96
Company Selected Measure Amount	2,126,000	2,000,000
PEO Michael R. Matacunas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 612,613	$ 304,086
PEO Actually Paid Compensation Amount	$ 749,718	722,932
PEO Kori G. Belzer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		60,112
PEO Actually Paid Compensation Amount		$ 50,878